Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 International Operating Segment		Dec. 31, 2011 International Operating Segment		Dec. 31, 2012 U.S. Operating Segment		Dec. 31, 2010 U.S. Operating Segment
Goodwill [Line Items]
Beginning Balance	$ 1,150,637	[1]	$ 1,122,971	[1]	$ 202,611	[1]	$ 174,945	[1]	$ 948,026	[1]	$ 948,026	[1]
Acquisition of theatres in U.S. and Argentina	8,971		43,018				43,018		8,971
Foreign currency translation adjustments	(8,797)		(15,352)		(8,797)		(15,352)
Ending Balance	$ 1,150,811	[1]	$ 1,150,637	[1]	$ 193,814	[1]	$ 202,611	[1]	$ 956,997	[1]	$ 948,026	[1]

[1]	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.